ALLIANCE MUNICIPAL TRUST -FLORIDA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-94.6%
          FLORIDA-94.6%
          ALACHUA CITY IDA
          (Sabine Inc. Project)
          Series '95 AMT VRDN (a)
$ 2,145   9/01/15                                  3.70%      $2,145,000
          ALACHUA COUNTY IDR
          (Florida Rock Industries Inc.)
          AMT VRDN (a)
  5,000   11/01/22                                 3.55        5,000,000
          BROWARD COUNTY HFA MFHR
          (Margate Investments Project)
          VRDN (a)
  1,900   11/01/05                                 3.60        1,900,000
          BROWARD COUNTY IDR
          (Education Resident and
          Training Authority)
          Series '97 VRDN (a)
  1,000   8/01/04                                  3.65        1,000,000
          CITRUS PARK COMMUNITY
          DEVELOPMENT AUTHORITY
          Series '96 VRDN (a)
  4,800   11/01/16                                 3.50        4,800,000
          COLLIER COUNTY CAPITAL
          IMPROVEMENT REVENUE
          MBIA
  1,000   10/01/98                                 3.60        1,002,141
          DADE COUNTY
          (Aviation Facilities)
          Series '84A VRDN (a)
  5,500   10/01/09                                 3.50        5,500,000
          DADE COUNTY
          (Water & Sewer Systems)
          Series '94 FGIC VRDN (a)
  4,100   10/05/22                                 3.40        4,100,000
          DADE COUNTY
          Capital Asset Series '90 VRDN (a)
  3,600   10/01/10                                 3.95        3,600,000
          DADE COUNTY HOSPITAL REVENUE
          (Miami Childrens Hospital)
          Series '95 AMBAC VRDN (a)
  3,400   9/01/25                                  3.40        3,400,000
          DADE COUNTY IDA
          (Florida Convalescent
          Association Project)
          Series '86 AMT VRDN (a)
  2,115   12/01/11                                 4.10        2,115,000
          FLORIDA HFA MFHR
          (Banyan Bay Apts.)
          Series '95L AMT VRDN (a)
  5,275   12/01/25                                 3.85        5,275,000
          FLORIDA HFA MFHR
          (EEE-Carlton Arms II) VRDN (a)
  1,545   12/01/08                                 3.65        1,545,000
          FLORIDA HFA MFHR
          (Homeowner Mortgage)
          Series 5 PPB (a)
  5,000   6/15/99                                  3.80        5,000,000
          FLORIDA HFA MFHR
          (Lakes of Northdale Project)
          Series '84D VRDN (a)
  1,000   6/01/07                                  3.70        1,000,000
          FLORIDA HFA MFHR
          (Oaks at Orange Park Project)
          Series '90 VRDN (a)
  2,140   7/01/07                                  3.60        2,140,000
          HIGHLANDS COUNTY
          HEALTH FACILITY
          (Adventist/Sunbelt)
          Series A VRDN (a)
  4,300   11/15/26                                 3.55        4,300,000
          HILLSBOROUGH COUNTY HFA
          (Brandon Crossing)
          Series '98A AMT VRDN (a)
  2,700   12/01/29                                 3.75        2,700,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          HILLSBOROUGH COUNTY IDA
          (Seaboard System)
          Series '83 VRDN (a)
    100   10/15/99                                 3.70%     $   100,000
          HILLSBOROUGH COUNTY IDA
          (Seaboard Tampa)
          AMT VRDN (a)
  2,000   12/01/16                                 3.55        2,000,000
          HILLSBOROUGH COUNTY PCR
          (Tampa Electric Project)
          Series '93 AMT VRDN (a)
  5,400   11/01/20                                 3.95        5,400,000
          JACKSONVILLE IDR
          (Pavilion Associates Project)
          Series '96 VRDN (a)
  1,000   1/01/15                                  3.60        1,000,000
          JACKSONVILLE IDR
          (St. John's Medical Investors)
          Series '96 VRDN (a)
  2,030   1/01/15                                  3.60        2,030,000
          JACKSONVILLE IDR
          (University of Florida
          Health Science Center)
          Series '89 VRDN (a)
    900   7/01/19                                  3.75          900,000
          LEE COUNTY IDA
          (Christian & Missionary
          Project) VRDN (a)
  2,400   4/01/10                                  3.63        2,400,000
          LEE COUNTY IDA
          (Cypress Cove Healthpark)
          Series '97C VRDN (a)
  2,700   10/01/04                                 3.50        2,700,000
          MANATEE COUNTY HFA MFHR
          (Harbour Project)
          Series '90B VRDN (a)
  1,800   12/01/07                                 3.60        1,800,000
          ORANGE COUNTY HFA MFHR
          (Sundown Assoc. II)
          Series B VRDN (a)
  1,000   6/01/04                                  3.65        1,000,000
          PALM BEACH COUNTY
          Water & Sewer Revenue VRDN (a)
  4,445   10/01/11                                 4.45        4,445,000
          PALM BEACH COUNTY HFA MFHR
          (Haverhill) Series '97A VRDN (a)
  4,100   10/01/27                                 3.60        4,100,000
          PALM BEACH COUNTY SFMR
          Series '97B AMT PPB (a)
  2,500   7/01/98                                  3.95        2,500,000
          PALM BEACH COUNTY SFMR
          Series '98B AMT PPB (a)
  3,000   7/01/99                                  3.75        3,000,000
          PALM BEACH IDR
          (Florida Convalescent Center
          Project) AMT VRDN (a)
  2,565   11/01/11                                 4.10        2,565,000
          PINELLAS COUNTY HEALTH FACILITIES
          (Mease Manor Inc.)
          Series '95 VRDN (a)
  4,150   11/01/15                                 3.60        4,150,000
          PINELLAS COUNTY HFA SFMR
          (Multi County Program)
          Series D AMT PPB (a)
  3,500   8/01/98                                  4.00        3,500,000
          ST. LUCIE PCR
          (Florida Power & Light)
          Series '93 AMT VRDN (a)
  3,100   1/01/27                                  3.90        3,100,000


2



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD         VALUE
-------------------------------------------------------------------------
          VOLUSIA COUNTY HFA MFHR
          (Ocean Oaks Apartments)
          Series '97B VRDN (a)
$ 3,795   10/01/27                                 3.60%    $  3,795,000
          Total Municipal Bonds
          (amortized cost $107,007,141)                      107,007,141

          COMMERCIAL PAPER-5.3%
          FLORIDA-5.3%
          FLORIDA LOCAL GOVERNMENT COMMISSION
          (Assoc. of Counties)
  2,000   9/01/98                                  3.60        2,000,000
          INDIAN RIVER HOSPITAL DISTRICT
          Series '90
  4,000   9/15/98                                  3.65        4,000,000
          Total Commercial Paper
          (amortized cost $6,000,000)                          6,000,000

          TOTAL INVESTMENTS-99.9%
          (amortized cost $113,007,141)                      113,007,141
          Other assets less liabilities-0.1%                      87,855

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          113,095,100 shares outstanding)                   $113,094,996


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American Municipal Bond Assurance Corporation
     AMT   Alternative Minimum Tax
     FGIC  Financial Guaranty Insurance Co.
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $4,222,277

EXPENSES
  Advisory fee (Note B)                               $  563,331
  Distribution assistance and
    administrative service (Note C)                      469,417
  Custodian fees                                          69,833
  Transfer agency (Note B)                                48,478
  Printing                                                16,699
  Registration fees                                       12,046
  Audit and legal fees                                    10,619
  Amortization of organization expense                     4,329
  Trustees' fees                                           2,436
  Miscellaneous                                            2,537
  Total expenses                                       1,199,725
  Less: expense reimbursement and fee waiver            (151,961)
  Net expenses                                                       1,047,764
  Net investment income                                              3,174,513

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                           1,873
  Net change in unrealized appreciation of investments                    (791)
  Net gain on investment transactions                                    1,082

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,175,595


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                      YEAR ENDED    YEAR ENDED
                                                    JUNE 30,1998   JUNE 30,1997
                                                    -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $  3,174,513   $ 3,171,608
  Net realized gain on investment transactions             1,873            -0-
  Net change in unrealized appreciation
    of investments                                          (791)          791
  Net increase in net assets from operations           3,175,595     3,172,399

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (3,174,513)   (3,171,608)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                    23,944,984    (2,031,246)
  Total increase (decrease)                           23,946,066    (2,030,455)

NET ASSETS
  Beginning of year                                   89,148,930    91,179,385
  End of year                                       $113,094,996   $89,148,930


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to July 31, 1997 for expenses exceeding .75% of its average daily net assets, from August 1, 1997 to October 26, 1997 for expenses exceeding .80% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $112,733.


6



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $26,522 for the year ended June 30, 1998.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $281,666, of which $39,228 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $187,751, of which $92,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carry forward of $104 which expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $113,095,100. Transactions, all at $1.00 per share, were as follows:

                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        1998           1997
                                                   -------------  -------------
Shares sold                                         542,347,808    509,670,004
Shares issued on reinvestments of dividends           3,174,513      3,171,608
Shares redeemed                                    (521,577,337)  (514,872,858)
Net increase (decrease)                              23,944,984     (2,031,246)


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    JULY 28,
                                                                     1995(A)
                                             YEAR ENDED JUNE 30,     THROUGH
                                            ---------------------    JUNE 30,
                                                1998       1997        1996
                                            ---------  ----------  ------------
Net asset value, beginning of period           $1.00      $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .028       .030        .030

LESS: DIVIDENDS
Dividends from net investment income           (.028)     (.030)      (.030)
Net asset value, end of period                 $1.00      $1.00       $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           2.87%      3.03%       3.32%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $113,095    $89,149     $91,179
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%       .65%        .58%(d)
  Expenses, before waivers and
    reimbursements                              1.06%      1.10%       1.24%(d)
  Net investment income (b)                     2.82%      2.97%       3.12%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO

We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


9



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AFLAR